Share-based Payments - Narrative - Vedanta 2010 Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2021	Mar. 31, 2021	Jun. 02, 2020
Significant Subsidiary Plan [Line Items]
Share-based payment expense	$ 14,699	$ 13,950	$ 10,718
Vedanta | Stock incentive plan
Significant Subsidiary Plan [Line Items]
Share approved for issuance (in shares)				2,797,055	2,297,055	2,145,867
Increase in shares approved for issuance (in shares)				500,000	151,188
Shares remaining available for issuance (in shares)	914,331
Share-based payment expense	$ 4,300	$ 5,400	$ 2,400